RELATED PARTY TRANSACTIONS - Amended Partnership Agreement (Details)	12 Months Ended
Dec. 31, 2020 shares
Related Party Transaction [Line Items]
Equity conversion ratio	1
Non-Blocker Members | Amended Partnership Agreement
Related Party Transaction [Line Items]
Equity conversion ratio	1
Conversion, minimum units (in shares)	10,000